REDEEMABLE NONCONTROLLING INTERESTS (Details) $ in Thousands	12 Months Ended
	Apr. 30, 2015 USD ($) JointVenture	Apr. 30, 2014 USD ($)	Apr. 30, 2013 USD ($)
Redeemable Noncontrolling Interest [Line Items]
Balance at beginning of fiscal year	$ 6,203
Contributions	8,909	$ 3,895	$ 6,483
Balance at close of fiscal year	$ 6,368	6,203
Number of joint ventures | JointVenture	1
Agreement period of joint venture	4 years
Southgate - Minot, ND [Member]
Redeemable Noncontrolling Interest [Line Items]
Balance at beginning of fiscal year	$ 6,203	5,937	0
Contributions	0	0	5,932
Net income	165	266	5
Balance at close of fiscal year	$ 6,368	$ 6,203	$ 5,937